SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement1 [Line Items]
Incremental borrowing rate		5.49%
Right-of-use assets	$ 55,238,000	$ 69,395,000	$ 0
Prepayments relating to leases		$ (729,000)
Ships [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Dry docking [Member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Dry docking [Member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years